CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 2,547,835.1	$ 27,153.7	₨ 1,982,929.8
Investments held for trading, at fair value	848,427.6	9,042.2	625,388.5
Investments available for sale debt securities, at fair value (includes restricted investments of Rs. 3,936,248.0 and Rs. 2,971,980.0 (US$ 31,674.1), as of March 31, 2025 and March 31, 2026, respectively)	10,247,500.8	109,213.5	9,910,174.3
Securities purchased under agreements to resell	421,575.4	4,493.0	349,210.7
Loans (net of allowance of Rs. 535,829.3 and Rs. 594,308.9 (US$ 6,333.8), as of March 31, 2025 and March 31, 2026, respectively)	30,993,886.5	330,319.6	28,102,981.8
Accrued interest receivable	328,559.5	3,501.7	322,788.9
Property and equipment, net	178,928.1	1,906.9	172,437.9
Intangible assets, net	1,350,198.4	14,389.8	1,370,880.0
Goodwill	1,629,510.3	17,366.6	1,629,510.3
Other assets	3,022,855.4	32,216.3	2,705,087.5
Separate account assets	1,051,916.1	11,210.9	1,016,281.4
Total assets	52,621,193.2	560,814.2	48,187,671.1
Liabilities:
Interest-bearing deposits	27,497,592.2	293,057.6	23,994,357.2
Non-interest-bearing deposits	3,504,125.5	37,345.5	3,116,596.7
Total deposits	31,001,717.7	330,403.1	27,110,953.9
Securities sold under repurchase agreements	100,000.0	1,065.8	129,190.0
Short-term borrowings	1,349,648.4	14,384.0	1,306,013.1
Accrued interest payable	268,164.2	2,857.9	258,311.8
Long-term debt	5,119,434.0	54,560.7	5,866,163.2
Accrued expenses and other liabilities	1,920,963.7	20,472.7	1,457,948.6
Separate account liabilities	1,051,916.1	11,210.9	1,016,281.4
Liabilities on policies in force	2,367,883.6	25,235.9	2,180,964.3
Undistributed policy holders earnings account	280,770.8	2,992.3	238,953.8
Total liabilities	43,460,498.5	463,183.3	39,564,780.1
Commitments and contingencies (see note: 29)
Shareholders' equity:
Equity shares: par value Rs. 1.0 each; authorized 20,000,000,000 shares and 20,000,000,000 shares; issued 15,304,443,348 shares and 15,393,368,328 shares, as of March 31, 2025 and March 31, 2026, respectively	15,393.4	164.1	15,304.4
Additional paid-in capital	4,580,260.6	48,814.5	4,428,413.5
Retained earnings	2,405,694.2	25,638.9	2,099,097.2
Statutory reserve	1,245,341.9	13,272.3	1,053,746.2
Accumulated other comprehensive income/ (loss)	(62,430.5)	(665.4)	97,194.1
Treasury stock, at cost	(16,864.0)	(179.7)	(16,864.0)
Total HDFC Bank Limited shareholders' equity	8,167,395.6	87,044.7	7,676,891.4
Noncontrolling interest in subsidiaries	993,299.1	10,586.2	945,999.6
Total shareholders' equity	9,160,694.7	97,630.9	8,622,891.0
Total liabilities and shareholders' equity	₨ 52,621,193.2	$ 560,814.2	₨ 48,187,671.1